INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefit [Abstract]
Unrecognized tax benefits balance, beginning of year	$ 9,795	$ 10,279
Decreases for tax positions of prior years	(1,613)	(1,815)
Increases for tax positions of current year	494	1,244
Foreign currency impact	208	87
Unrecognized tax benefits balance, end of year	8,884	9,795
Maximum possible decrease in unrecognized tax benefits	1,700	2,200
Interest and penalties	0	0
Other losses and deductible temporary differences in various tax jurisdictions	178,500	330,700
Carryforwards of Canadian capital loss	0	140,900
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 64,100	$ 253,900